Summary of Hedging Instruments by Term to Maturity (Parenthetical) (Details) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 548,617	$ 512,740
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Carrying Value Of Foreign Currency Deposit Liabilities Designated As Nonderivative Hedging Instruments	32,400	27,900
Multiple derivatives including interest rate swaps [member] | Cross-currency interest rate swaps [member]
Disclosure Of Hedging Instruments By Term To Maturity [Line Items]
Notional amount	$ 86,100	$ 117,600